Capital Structure	12 Months Ended
Dec. 31, 2024
Capital Structure [Abstract]
Capital Structure

(17) Capital Structure

Shares Structure

The Company was incorporated in the Cayman Islands on April 10, 2007. The original authorized share capital was US$10,000,000 divided into 10,000,000,000 ordinary shares with a par value of $0.001 per share.

On October 31, 2024, the Company held an extraordinary general meeting and obtained requisite shareholders’ approval to adopt a dual-class share structure. Under this structure, the authorized share capital is US$10,000,000 divided into (1) 8,000,000,000 Class A Ordinary Shares of a nominal or par value of US$0.001 each and (2) 2,000,000,000 Class B Ordinary Shares of a nominal or par value of US$0.001 each.

As of December 31, 2024, no Class B Ordinary Shares were outstanding, while 1,132,091,984 Class A ordinary shares were outstanding.

Issuance of new shares

During 2024, the Company issued 200,000 Class A ordinary shares to shareholders on market price and 138,210,000 Class A ordinary shares for share option exercise of which 138,000,000 Class A ordinary shares were repurchased on December 10, 2024.

During 2023, as disclosed in Note (3)(a), the Company issued 61,853,580 ordinary shares to the shareholders of Zhongrong to acquire 57.73% equity interests of Zhongrong in March 2023. The consideration, adjustable based on the achievement of certain performance targets in the next three years by Zhongrong, is subject to a lock-up period of three years and will be released from lock-up in two batches after 2025. On August 31, 2023, one of the selling shareholders who previously sold 1.56% equity interests in Zhongrong in exchange for 0.3% equity interests of the Group, entered into a supplemental agreement with the Group to modify the payment terms from ordinary shares of the Company to RMB11,513 in cash. As a result, 3,591,780 ordinary shares previously issued to the selling shareholder were repurchased by the Company in December 2023 which resulted in recognizing a loss of RMB3,043 in others, net in the consolidated statements of income and comprehensive income for the year ended December 31, 2023. The repurchased shares were included in treasury stock as of December 31, 2023.

As disclosed in Note (3)(b), the Company issued 13,660,720 ordinary shares to the shareholders of Zhongji to acquire 51% of the equity interests of Zhongji in March 2023. The consideration, adjustable based on the achievement of certain performance targets in the next three years by Zhongji, is subject to a lock-up period of three years and will be released from lock-up in two batches after 2025.

As stated in Note (3)(b), the Company issued 9,107,140 ordinary shares to the existing shareholder of Taiping to acquire 51% of the equity interests of Taiping in March 2023. As Taiping failed to meet certain performance targets, 9,107,140 previously issued ordinary shares were repurchased by the Company and the Company surrendered the acquired 51% equity interests of Taiping, pursuant to a supplementary agreement entered on November 30, 2023. The repurchased shares were included in treasury stock as of December 31, 2023.

The Group accounts for the repurchased ordinary shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.

 Repurchase of ordinary shares

(i) During 2024, the Company repurchased an aggregate of 127,710 ADSs from the open market, representing 0.22% of the total shares outstanding as of December 31, 2024, at an average price of US$6.4 per ADS for a total amount of approximately RMB5,569, under the 2022 Share Buyback Program. The Company has also repurchased an aggregate of 138,000,000 Class A ordinary shares at a price of US$0.096 per Class A ordinary shares which was previously issued to certain employees for share option exercise on July 2, 2024. The repurchased price was equivalent to the exercise price of such share options.

During 2023, the Company repurchased an aggregate of 526,441 ADSs from the open market and 634,946 ADSs from certain shareholders, representing 2% of the total shares outstanding as of December 31, 2023, at an average price of US$7.42 per ADS for a total amount of approximately RMB62,309, under the 2022 Share Buyback Program.

During 2022, the Company repurchased an aggregate of 72,465 ADSs from the open market, representing 0.1% of the total shares outstanding as of December 31, 2022,at an average price of US$7.85 per ADS for a total amount of approximately RMB3,984, under its share buyback program (“2022 Share Buyback Program”) to repurchase up to US$20 million ADSs, as previously announced by its board of directors in December 2022.

The Group accounts for repurchased ordinary shares under the par value method and includes such treasury stock as a component of the shareholders’ equity.